CASH AND CASH EQUIVALENTS - NET - Interest Rates on Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rupiah | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	1.95%	1.25%
Rupiah | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	6.50%	7.75%
Foreign currency | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	0.25%	0.20%
Foreign currency | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	4.05%	1.75%